Document And Entity Information	Aug. 08, 2023
Document Information [Line Items]
Entity, Registrant Name	SCANDIUM INTERNATIONAL MINING CORP.
Document, Type	8-K
Document, Period End Date	Aug. 08, 2023
Entity, File Number	000-54416
Entity, Incorporation, State or Country Code	A1
Entity, Tax Identification Number	98-1009717
Entity, Address, Address Line One	1390 Ione Pass Trail
Entity, Address, City or Town	Reno
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89523
City Area Code	775
Local Phone Number	355-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001408146